Deferred Tax - Reconciliation of Movements of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	$ 960
Ending balance	697	$ 960
Beginning balance	1,511
Ending Balance	1,832	1,511
Net deferred tax assets	1,135	551
Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	960	1,272
Acquisitions	69	68
Ending balance	697	960
Expense to other comprehensive income	2
Translation and other, net	(17)	5
Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Acquisitions	19	17
Expense to equity	(4)	(3)
Beginning balance	1,511	1,493
Expense to other comprehensive income	(6)
Translation and other, net	(11)	1
Ending Balance	1,832	1,511
Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement – continuing operations	(317)	(385)
Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement – continuing operations	323	3
Goodwill and Other Identifiable Intangible Assets [Member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	507	512
Acquisitions	10	7
Ending balance	516	507
Expense to other comprehensive income	0
Translation and other, net	0	(6)
Goodwill and Other Identifiable Intangible Assets [Member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement – continuing operations	(1)	(6)
Equity Method Investments [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	302	703
Acquisitions	0	0
Ending balance	44	302
Expense to other comprehensive income	0
Translation and other, net	0	(1)
Equity Method Investments [member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement – continuing operations	(258)	(400)
Other [Member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	151	57
Acquisitions	59	61
Ending balance	137	151
Expense to other comprehensive income	2
Translation and other, net	(17)	12
Other [Member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement – continuing operations	(58)	21
Tax Losses and Other Attributes [Member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Acquisitions	18	12
Expense to equity	0	0
Beginning balance	190	176
Expense to other comprehensive income	0
Translation and other, net	(8)	(1)
Ending Balance	523	190
Tax Losses and Other Attributes [Member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement – continuing operations	323	3
Goodwill and Other Identifiable Intangible Assets [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Acquisitions	0	0
Expense to equity	0	0
Beginning balance	980	979
Expense to other comprehensive income	0
Translation and other, net	(2)	1
Ending Balance	865	980
Goodwill and Other Identifiable Intangible Assets [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement – continuing operations	(113)	0
Employee Benefits and Compensation [member]
Deferred Tax Assets and Liabilities [Line Items]
Expense to equity	4	3
Employee Benefits and Compensation [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Acquisitions	0	0
Expense to equity	(4)	(3)
Beginning balance	177	185
Expense to other comprehensive income	(5)
Translation and other, net	0	1
Ending Balance	173	177
Employee Benefits and Compensation [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement – continuing operations	5	(6)
Other [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Acquisitions	1	5
Expense to equity	0	0
Beginning balance	164	153
Expense to other comprehensive income	(1)
Translation and other, net	(1)	0
Ending Balance	271	164
Other [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to income statement – continuing operations	$ 108	$ 6